Performance Management - American Funds Core Plus Bond Fund	Aug. 19, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

Because the fund has not commenced investment operations as of the date of the prospectus, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Performance One Year or Less [Text]	Because the fund has not commenced investment operations as of the date of the prospectus, information regarding investment results for a full calendar year is not available as of the date of this prospectus.